UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 11.0%
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.050%	12/1/35	$2,790,000	$2,790,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.030%	8/1/20	800,000	800,000	(a)(b)
California State University Revenue, Systemwide	5.000%	11/1/15	220,000	229,547
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.030%	9/1/51	900,000	900,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.030%	9/1/54	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.030%	9/1/51	963,000	963,000	(a)(b)
University of California, CA, Medical Center Pooled Revenue	5.000%	5/15/15	115,000	117,465
University of California, CA, Revenues	0.020%	5/15/48	3,100,000	3,100,000	(a)(b)

Total Education				9,900,012

Finance - 2.9%
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center	0.030%	4/1/30	2,000,000	2,000,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.050%	4/1/39	600,000	600,000	(a)(b)

Total Finance				2,600,000

General Obligation - 6.6%
California State Economic Recovery, GO	4.000%	7/1/15	200,000	204,361
California State, GO	5.000%	11/1/15	150,000	156,514
California State, GO:
FSA, AGM	5.000%	3/1/15	100,000	101,180
Kindergarten, LOC-Citibank N.A.	0.020%	5/1/34	1,455,000	1,455,000	(a)(b)
LOC-Bank of Montreal	0.030%	5/1/33	500,000	500,000	(a)(b)
Various Purpose	5.000%	10/1/15	100,000	103,932
Chino Valley, CA, USD, GO, Election 2002	4.000%	8/1/15	200,000	204,878
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.030%	10/1/41	1,075,000	1,075,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.040%	1/1/21	1,400,000	1,400,000	(a)(b)
Long Beach, CA, USD, GO	4.000%	8/1/15	100,000	102,493
Los Angeles County, CA, GO, TRAN	1.500%	6/30/15	275,000	277,067
Los Angeles, CA, USD, GO	5.000%	7/1/15	100,000	102,766
Metropolitan Water District of Southern California, GO, Waterworks	4.000%	3/1/15	75,000	75,694
San Francisco, CA, City & County, GO	5.000%	6/15/15	100,000	102,520
San Francisco, CA, City & County, GO, General Hospital Improvement	5.000%	6/15/15	110,000	112,783

Total General Obligation				5,974,188

Health Care - 15.8%
California State Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.030%	3/1/47	100,000	100,000	(a)(b)
Cedars-Sinai Medical Center	5.000%	8/15/15	740,000	764,638

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Health Facility, Catholic Healthcare West, LOC-Bank of Montreal	0.030%	3/1/47	$1,025,000	$1,025,000	(a)(b)
Scripps Health, LOC-JPMorgan Chase	0.030%	10/1/23	935,000	935,000	(a)(b)
Scripps Health, LOC-Northern Trust Co.	0.040%	10/1/31	1,685,000	1,685,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.030%	7/1/41	2,300,000	2,300,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.030%	7/1/41	500,000	500,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.030%	7/1/41	875,000	875,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-UBS AG	0.020%	8/15/36	245,000	245,000	(a)(b)
John Muir Health, LOC-Wells Fargo Bank N.A.	0.030%	8/15/27	1,000,000	1,000,000	(a)(b)
Kaiser Permanente	0.030%	4/1/45	400,000	400,000	(a)(b)
Kaiser Permanente	0.030%	4/1/46	1,000,000	1,000,000	(a)(b)
Kaiser Permanente	0.030%	4/1/46	900,000	900,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.050%	10/1/16	2,450,000	2,450,000	(a)(b)

Total Health Care				14,179,638

Housing: Multi-Family - 14.1%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.050%	5/15/35	2,295,000	2,295,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.055%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.050%	12/1/42	1,000,000	1,000,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.050%	3/15/32	1,500,000	1,500,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.055%	4/1/32	1,900,000	1,900,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.060%	2/15/31	1,815,000	1,815,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.040%	9/1/28	1,600,000	1,600,000	(a)(b)

Total Housing: Multi-Family				12,710,000

Industrial Revenue - 1.7%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.050%	10/1/25	800,000	800,000	(a)(b)(c)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.060%	9/1/20	700,000	700,000	(a)(b)

Total Industrial Revenue				1,500,000

Life Care Systems - 0.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.060%	10/1/34	300,000	300,000	(a)(b)

Miscellaneous - 1.1%
Livermore, CA, COP	0.030%	10/1/30	1,000,000	1,000,000	(a)(b)

Other - 0.9%
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.030%	7/1/30	800,000	800,000	(a)(b)

Pollution Control - 3.1%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.090%	8/1/41	2,100,000	2,100,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pollution Control - (continued)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.080%	10/1/37	$665,000	$665,000	(a)(b)(c)

Total Pollution Control				2,765,000

Power - 0.3%
Alameda County, CA, Joint Powers Authority Lease Revenue	4.000%	12/1/14	100,000	100,000
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	140,000	142,747

Total Power				242,747

Public Facilities - 1.7%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.030%	6/1/27	100,000	100,000	(a)(b)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.040%	11/1/23	1,400,000	1,400,000	(a)(b)

Total Public Facilities				1,500,000

Solid Waste/Resource Recovery - 11.1%
California State PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.080%	10/1/38	2,100,000	2,100,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.050%	9/1/30	3,100,000	3,100,000	(a)(b)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.090%	6/1/42	300,000	300,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.050%	6/1/40	675,000	675,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.090%	11/1/41	400,000	400,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.090%	10/1/36	1,605,000	1,605,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.090%	10/1/44	1,400,000	1,400,000	(a)(b)(c)
Los Angeles, CA, Solid Waste Resources Revenue, AMBAC	5.000%	2/1/15	400,000	403,210

Total Solid Waste/Resource Recovery				9,983,210

State General Obligation - 1.1%
State of California	0.060%	12/4/14	1,000,000	1,000,000

Transportation - 8.6%
Los Angeles County, CA, MTA, Sales Tax Revenue, Proposition C, Second Senior Bonds	5.000%	7/1/15	250,000	256,874
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	3.000%	5/15/15	125,000	126,552
San Diego County, CA, Regional Transportation Commission Revenue	4.000%	4/1/15	100,000	101,225
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
SPA-JPMorgan Chase	0.030%	4/1/38	1,500,000	1,500,000	(a)(b)
SPA-JPMorgan Chase	0.040%	4/1/38	1,000,000	1,000,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC-Bank of Tokyo-Mitsubishi UFJ	0.040%	5/1/26	1,700,000	1,700,000	(a)(b)
San Francisco, CA, Municipal Transportation Agency Revenue	3.000%	3/1/15	400,000	402,713
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.020%	4/1/36	1,200,000	1,200,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
SPA-Sumitomo Mitsui Banking	0.030%	4/1/36	$1,000,000	$1,000,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.030%	4/1/36	500,000	500,000	(a)(b)

Total Transportation				7,787,364

Utilities - 8.8%
California State PCFA, PCR:
Pacific Gas & Electric, LOC-JPMorgan Chase	0.020%	11/1/26	1,500,000	1,500,000	(a)(b)
Pacific Gas & Electric, LOC-JPMorgan Chase	0.030%	11/1/26	500,000	500,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Power Systems	5.000%	7/1/15	100,000	102,754
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Dexia Credit Local	0.040%	7/1/32	2,000,000	2,000,000	(a)(b)
Sacramento, CA, MUD, TECP, Barclays Bank PLC	0.060%	12/19/14	3,000,000	3,000,000
Southern California State Public Power Authority Revenue:
Magnolia Power Project, LOC-Wells Fargo Bank	0.030%	7/1/36	500,000	500,000	(a)(b)
Southern Transmission Project	5.000%	7/1/15	355,000	364,717

Total Utilities				7,967,471

Water & Sewer - 10.8%
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.030%	6/1/37	350,000	350,000	(a)(b)
California State Department of Water Resources Revenue, AGM	5.500%	12/1/14	100,000	100,000
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.030%	7/1/37	185,000	185,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.030%	8/1/37	2,600,000	2,600,000	(a)(b)
Contra Costa, CA, Water District Revenue, Notes	4.000%	10/1/15	435,000	448,654
Elsinore Valley, CA, Municipal Water District, COP, LOC-Allied Irish Bank PLC	0.050%	7/1/35	2,500,000	2,500,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.100%	6/1/30	700,000	700,000	(a)(b)
Water & Sewer Systems Projects, SPA-JPMorgan Chase	0.100%	6/1/35	285,000	285,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Power System, Barclays Bank PLC	0.030%	7/1/35	300,000	300,000	(a)(b)
Metropolitan Water District of Southern California Revenue	3.000%	7/1/15	100,000	101,589
Redding, CA, Joint Powers Financing Authority, Water & Wastewater Revenue	2.000%	6/1/15	360,000	363,174
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.040%	11/1/34	900,000	900,000	(a)(b)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/15	120,000	122,594
Santa Cruz, CA, Water Revenue	2.000%	3/1/15	590,000	592,542
South Coast, CA, Water District Financing Authority Revenue	4.000%	2/1/15	150,000	150,937

Total Water & Sewer				9,699,490

TOTAL INVESTMENTS - 99.9% (Cost - $89,909,120#)				89,909,120
Other Assets in Excess of Liabilities - 0.1%				120,347

TOTAL NET ASSETS - 100.0%				$90,029,467

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2014

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FSA	— Financial Security Assurance — Insured Bonds

GO	— General Obligation

IDA	— Industrial Development Authority

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

MUD	— Municipal Utility District

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

RDA	— Redevelopment Agency

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TECP	— Tax Exempt Commercial Paper

TRAN	— Tax and Revenue Anticipation Note

USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$89,909,120	—	$89,909,120

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 23, 2015